Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 189,243	¥ 105,253
Accounts receivable, net of allowance for doubtful accounts	82,202	87,247
Prepaid expenses and other current assets	241,403	140,661
Assets related to discontinued operation	42,746	69,867
Total current assets	771,502	476,478
Non-current assets
Property and equipment, net	119,808	127,964
Intangible assets, net	7,247	5,861
Goodwill	30,347	30,347
Deferred tax assets	20,294	12,764
Other non-current assets	33,350	47,177
Assets related to discontinued operation	9,075	11,888
Total non-current assets	220,122	236,001
Total assets	991,624	712,479
Current liabilities
Contract liabilities	140,501	141,574
Borrowings under financing arrangements		20,540
Bank loan	87,970	33,572
Accounts payable	21,508	13,809
Accrued expenses and other payables	263,078	46,434
Income tax payables	29,678	29,464
Dividend payables	2,132	2,132
Liability related to discontinued operation	119,930	110,828
Total current liabilities	829,970	450,028
Non-current liabilities
Borrowings under financing arrangements		24,987
Other payables		1,645
Deferred tax liabilities	6,207	5,155
Total non-current liabilities	6,207	31,787
Total liabilities	836,177	481,815
Commitments and contingencies
Equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2022, and 86,838,700 shares issued and outstanding as of December 31, 2023, respectively)	6	6
Additional paid-in capital	356,622	357,689
Statutory reserves	51,425	54,366
Accumulated other comprehensive income	2,836	2,430
Accumulated deficit	(257,421)	(184,258)
Total equity attributable to the shareholders of the Company	153,468	230,233
Non-controlling interests	1,977	431
Total equity	155,445	230,664
Total liabilities and equity	991,624	712,479
Related Party
Current assets
Amounts due from related parties	215,908	73,450
Current liabilities
Amounts due to related parties	¥ 165,173	¥ 51,675